Lease (Details) - Schedule of Present Value of Operating Lease Payments	Dec. 31, 2023 USD ($)
Schedule of Present Value of its Operating Lease Payments [Abstract]
2024	$ 544,560
2025	83,130
Thereafter
Total undiscounted operating lease payments	627,690
Less: imputed interest	(6,770)
Present value of operating lease liabilities	$ 620,920